Intangible Assets and Liabilities - Intangible assets, Favorable Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Favorable lease terms - Cost	$ 211,644	$ 195,854	$ 83,716	$ 83,716
Favorable lease terms - Accumulated amortization	(132,928)	(95,432)	(81,716)	(80,550)
Favorable lease terms - Net Book Value	78,716	100,422	2,000	$ 3,166
Additions/ (Amortization) - Cost	15,790	112,138	0
Additions/ (Amortization) - Accumulated amortization	(37,496)	(13,716)	(1,166)
Additions/ (Amortization) - Net Book Value	$ (21,706)	$ 98,422	$ (1,166)